GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 169,355	$ 129,844
Long-lived assets	28,277		$ 27,560
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,782	20,213
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	18,189	21,480
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,494	9,321
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	24,940	15,512
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	77,210	29,358
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,740	$ 33,960
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	23,786		23,162
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 4,491		$ 4,398